Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment
The estimated useful lives (in years) of the main categories of our property and equipment are as follows:

Asset	Estimated useful life (in years)
Computer hardware	3
Vans	5
Office furniture and fixture	10
Buildings	50